Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 31,268	€ 33,920
Cash received	967	1,746
Cash paid	(1,910)	(3,541)
Translation differences and exchange gains and losses	(302)	724
Financial updates	175	(1,623)
Other movements	0	42
Financial liabilities, ending balance	30,198	31,268
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	899	1,488
Cash received	504	7
Cash paid	(43)	(600)
Translation differences and exchange gains and losses	0	4
Financial updates	0	0
Other movements	9	0
Financial liabilities, ending balance	1,369	899
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	4,544	4,693
Cash received	1,183	742
Cash paid	(1,456)	(1,802)
Translation differences and exchange gains and losses	26	55
Financial updates	1	(38)
Other movements	(697)	894
Financial liabilities, ending balance	€ 3,601	€ 4,544